Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended	64 Months Ended	76 Months Ended
	Mar. 15, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
No-Load
Account Value [Line Items]
Line Graph and Table Measure Name								Castle Tandem Fund
Accumulated Value	$ 10,000	$ 10,512	$ 11,490	$ 13,708	$ 13,253	$ 14,626	$ 15,357	$ 17,457
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	$ 10,000	$ 10,480	$ 11,266	$ 15,862	$ 14,178	$ 16,956	$ 21,120	$ 24,323